Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 561	$ 984
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	915	899
Income from equity investments, net of dividends	(69)	(76)
Allowance for equity funds used during construction	(61)	(45)
Deferred income taxes, net	(37)	381
Net change in pension and post-retirement obligations	(23)	(23)
Regulated fuel adjustment mechanism	(166)	(94)
Net changes in fair value of derivative instruments	404	(36)
Net change in regulatory assets and liabilities	(176)	(87)
Net change in capitalized transportation capacity	(107)	52
Impairment charges	0	25
Gain on sale, net of transaction costs	0	(603)
Other operating activities, net	96	43
Changes in non-cash working capital (note 30)	(152)	217
Net cash provided by operating activities	1,185	1,637
Investing activities
Additions to property, plant and equipment	(2,359)	(2,623)
Proceeds from dispositions (note 4)	3	1,401
Other investing activities	24	(2)
Net cash used in investing activities	(2,332)	(1,224)
Financing activities
Change in short-term debt, net	(155)	385
Proceeds from short-term debt with maturities greater than 90 days	640	399
Repayment of short-term debt with maturities greater than 90 days	(377)	(688)
Proceeds from long-term debt, net of issuance costs	2,554	428
Retirement of long-term debt	(1,660)	(513)
Net proceeds (repayments) under committed credit facilities	82	(203)
Issuance of common stock, net of issuance costs	317	285
Issuance of preferred stock, net of issuance costs (note 28)	416	0
Dividends on common stock	(443)	(409)
Dividends on preferred stock	(50)	(45)
Other financing activities	(13)	(11)
Net cash provided by (used in) financing activities	1,311	(372)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(1)	(61)
Net increase (decrease) in cash, cash equivalents, restricted cash	163	(20)
Cash, cash equivalents, and restricted cash, beginning of year	254	274
Cash, cash equivalents, and restricted cash, end of year	$ 417	$ 254